Stock-Based Compensation - Restricted Stock Unit Activity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Restricted Stock Units (RSUs)
Restricted Stock Unit Activity
Beginning balance (in shares)	2,606,696	3,162,437
Granted (in shares)	597,927	856,756
Vested (in shares)	(1,127,721)	(1,141,897)
Forfeited (in shares)	(876,490)	(270,600)
Ending balance (in shares)	1,200,412	2,606,696
Weighted Average Fair Value at Grant Date (A$)
Beginning balance (in dollars per share)	$ 19.01	$ 14.64
Granted (in dollars per share)	41.73	26.56
Vested (in dollars per share)	14.96	13.03
Forfeited (in dollars per share)	27.73	17.05
Ending balance (in dollars per share)	$ 27.83	$ 19.01
Restricted Stock Units Service Vesting
Restricted Stock Unit Activity
Beginning balance (in shares)	593,486	520,632
Granted (in shares)	233,443	371,806
Vested (in shares)	(313,641)	(245,385)
Forfeited (in shares)	(98,613)	(53,567)
Ending balance (in shares)	414,675	593,486
Restricted Stock Units Performance Vesting
Restricted Stock Unit Activity
Beginning balance (in shares)	726,288	864,165
Granted (in shares)	141,015	190,376
Vested (in shares)	(248,202)	(174,356)
Forfeited (in shares)	(327,397)	(153,897)
Ending balance (in shares)	291,704	726,288
Restricted Stock Units (Market Condition)
Restricted Stock Unit Activity
Beginning balance (in shares)	1,286,922	1,777,640
Granted (in shares)	223,469	294,574
Vested (in shares)	(565,878)	(722,156)
Forfeited (in shares)	(450,480)	(63,136)
Ending balance (in shares)	494,033	1,286,922